Restricted Cash and Cash Equivalents - Additional Information (Details) MOP$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 MOP (MOP$)	Dec. 31, 2022 USD ($)	Dec. 07, 2022 MOP (MOP$)	Dec. 07, 2022 USD ($)	Sep. 20, 2022 MOP (MOP$)	Sep. 20, 2022 USD ($)
Non-current restricted cash and cash equivalents | Venetian Macau Limited [Member]
Restricted cash and cash equivalents [Line Items]
Bank guarantee required for term of concession			MOP$ 1,000	$ 125
Current restricted cash and cash equivalents | Venetian Macau Limited [Member]
Restricted cash and cash equivalents [Line Items]
Bank guarantee required for unsuccessful tendering of new concession contract					MOP$ 2,310	$ 289
Minimum share capital of concessionaire required	MOP$ 5,000	$ 623
Bottom of range [member]
Restricted cash and cash equivalents [Line Items]
Effective interest rate, deposits, classified as restricted cash and cash equivalents	3.90%	3.90%
Maturity date, bank deposits, classified as restricted cash and cash equivalents	28 days
Top of range [member]
Restricted cash and cash equivalents [Line Items]
Effective interest rate, deposits, classified as restricted cash and cash equivalents	5.00%	5.00%
Maturity date, bank deposits, classified as restricted cash and cash equivalents	90 days